Provisions (Tables)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Reconciliation of Changes in Provisions

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2022	$806	$1,331	$2,137	$—	$2,137
Arising (released) during the year	(101)	428	327	—	—
Released (used) during the year	—	—	—	—	—
Released (unused) during the year	—	(191)	(191)	—	—
At December 31, 2022	705	1,568	2,273	77	2,196
Arising (released) during the year	107	257	364	—	—
Released (used) during the year	(48)	(76)	(124)	—	—
Released (unused) during the year	—	(291)	(291)	—	—
At December 31, 2023	764	1,458	2,222	—	2,222
Arising (released) during the year	132	927	1,059	—	—
Released (used) during the year	—	—	—	—	—
Released (unused) during the year	(268)	(850)	(1,118)	—	—
At December 31, 2024	$628	$1,535	$2,163	$763	$1,400

The movements in the provision for impairment of receivables were as follows:

	December 31,
	2022	2023	2024
	(in thousands)
At January 1,	$2,789	$2,524	$2,524
Charge for the year	—	—	—
Utilized amounts	(265)	—	(223)
Unutilized amounts	—	—	—
At year end	$2,524	$2,524	$2,301

Schedule of Main Assumptions Used
The main assumptions used in the calculation are the following:

	2022	2023	2024
Discount rate	3.75%	3.20%	3.35%
Salary increase	Between 1.5% and 3.5%	Between 1.5% and 3.5%	Between 1.5% and 3.5%
Retirement age	60-62 years	65-67 year	65-67 years
Turnover: depending on the seniority	Decrease by age from 2% for directors, Vice presidents and managers and from 12% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 20% for other employees. 0% for executive team	Decrease by age from 2% for directors, Vice presidents and managers and from 20% for other employees. 0% for executive team